Investment Objectives and Goals	Jan. 31, 2024
Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	SDIT ULTRA SHORT DURATION BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.
Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	SDIT SHORT DURATION GOVERNMENT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
Class F Prospectus | SDIT GNMA FUND
Prospectus [Line Items]
Risk/Return [Heading]	SDIT GNMA FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
Class F Prospectus | SDIT GOVERNMENT II FUND
Prospectus [Line Items]
Risk/Return [Heading]	SDIT GOVERNMENT II FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
Class F Prospectus | SDIT TREASURY II FUND
Prospectus [Line Items]
Risk/Return [Heading]	SDIT TREASURY II FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
Class Y Prospectus | SDIT ULTRA SHORT DURATION BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	SDIT ULTRA SHORT DURATION BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.
Class Y Prospectus | SDIT SHORT DURATION GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	SDIT SHORT DURATION GOVERNMENT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
Class Y Prospectus | SDIT GNMA FUND
Prospectus [Line Items]
Risk/Return [Heading]	SDIT GNMA FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
Class CAA Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	SDIT GOVERNMENT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
Sweep Class Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	SDIT GOVERNMENT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
Insitutional Shares Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	SDIT GOVERNMENT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.